Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-in-Capital	Accumulated Deficit	Previously Reported [Member]	Previously Reported [Member] Common Stock	Previously Reported [Member] Additional Paid-in-Capital	Previously Reported [Member] Accumulated Deficit
Common Stock, beginning balance (in shares) at Dec. 31, 2023		76,021,255				10,000,000
Beginning balance at Dec. 31, 2023	$ (551,342)	$ 7,602	$ 120,686	$ (679,630)	$ (551,342)	$ 100	$ 128,188	$ (679,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of retroactive application of the reverse recapitalization (in shares)		66,021,255
Effect of retroactive application of the reverse recapitalization	0	$ 7,502	(7,502)	0
Conversion of Simple Agreements for Future Equity to common stock (in shares)		5,722,318
Conversion of Simple Agreements for Future Equity to common stock	1,558,143	$ 572	1,557,571	0
Issuance of common stock (in shares)		13,884,841
Issuance of common stock	5,946,501	$ 1,389	5,945,112	0
Net loss	(4,699,469)	0	0	(4,699,469)
Ending balance at Dec. 31, 2024	$ 2,253,833	$ 9,563	7,623,369	(5,379,099)	(5,250,811)		128,188	(5,379,099)
Common Stock, ending balance (in shares) at Dec. 31, 2024	95,628,414	95,628,414
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 5,814,607		5,814,293
Net loss	(3,308,219)			(3,308,219)
Ending balance at Mar. 31, 2025	$ 4,760,221		13,437,662	(8,687,318)
Common Stock, beginning balance (in shares) at Dec. 31, 2024	95,628,414	95,628,414
Beginning balance at Dec. 31, 2024	$ 2,253,833	$ 9,563	7,623,369	(5,379,099)	(5,250,811)		128,188	(5,379,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,319,253)
Ending balance at Jun. 30, 2025	$ 4,898,655		16,586,786	(11,698,352)
Common Stock, beginning balance (in shares) at Dec. 31, 2024	95,628,414	95,628,414
Beginning balance at Dec. 31, 2024	$ 2,253,833	$ 9,563	7,623,369	(5,379,099)	(5,250,811)		128,188	(5,379,099)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants, net of issuance costs (in shares)		12,371,577
Issuance of common stock and warrants, net of issuance costs	19,896,919	$ 1,237	19,895,682	0
Stock-based compensation expense	3,462,633	0	3,462,633	0
Net loss	(26,661,677)	0	0	(26,661,677)
Ending balance at Dec. 31, 2025	$ (1,048,292)	$ 10,800	30,981,684	(32,040,776)	(27,902,844)		4,137,830	(32,040,776)
Common Stock, ending balance (in shares) at Dec. 31, 2025	107,999,991	107,999,991
Beginning balance at Mar. 31, 2025	$ 4,760,221		13,437,662	(8,687,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Simple Agreements for Future Equity to common stock	2,332		2,155
Issuance of common stock	3,147,136		3,146,969
Net loss	(3,011,034)			(3,011,034)
Ending balance at Jun. 30, 2025	4,898,655		16,586,786	(11,698,352)
Beginning balance at Dec. 31, 2025	(1,048,292)	$ 10,800	30,981,684	(32,040,776)	(27,902,844)		4,137,830	(32,040,776)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	727,472		727,472
Net loss	(16,429,430)			(16,429,430)
Ending balance at Mar. 31, 2026	$ (16,750,250)		31,709,156	(48,470,206)
Common Stock, beginning balance (in shares) at Dec. 31, 2025	107,999,991	107,999,991
Beginning balance at Dec. 31, 2025	$ (1,048,292)	$ 10,800	30,981,684	(32,040,776)	$ (27,902,844)		$ 4,137,830	$ (32,040,776)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(78,374,330)
Ending balance at Jun. 30, 2026	3,061,175		113,437,497	(110,415,104)
Beginning balance at Mar. 31, 2026	(16,750,250)		31,709,156	(48,470,206)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	0		(25,884)
Stock-based compensation expense	7,784,404		7,784,404
Net loss	(61,944,898)			(61,944,898)
Ending balance at Jun. 30, 2026	$ 3,061,175		$ 113,437,497	$ (110,415,104)